Equity (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Accumulated Losses
Nominal par shares	$ 0.0000067	$ 0.00004
Total amount share capital	$ 83	$ 45